Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Trade Accounts Receivable, Net
Trade Accounts Receivable, Net
7.	Trade Accounts Receivable, Net

Current trade accounts receivable, net as of December 31, 2024 and 2023, consisted of:

	2024		2023
Trade accounts receivable	Ps.	7,854,322	Ps.	9,905,609
Allowance for expected credit losses		(1,678,503)		(1,774,151)
	Ps.	6,175,819	Ps.	8,131,458

Non-current trade receivables as of December 31, 2024 and 2023, amounted to Ps.484,506 and Ps.428,701, respectively, and consisted of non-current trade accounts receivable in our Cable Segment.

As of December 31, 2024 and 2023, the aging analysis of the current trade accounts receivable that were past due was as follows:

	2024		2023
1 to 90 days	Ps.	1,615,364	Ps.	1,748,442
91 to 180 days		805,530		1,062,010
More than 180 days		1,608,244		1,593,684

As of December 31, 2024 and 2023, the carrying amounts of the Group’s trade accounts receivable denominated in currencies other than the Mexican peso were as follows:

	2024		2023
U.S. dollar	Ps.	437,959	Ps.	330,912
Other currencies		—		660
	Ps.	437,959	Ps.	331,572

Changes in the allowance for expected credit losses of trade accounts receivable were as follows:

	2024		2023
At January 1	Ps.	(1,774,151)	Ps.	(2,032,034)
Expected credit losses		(1,294,362)		(1,063,651)
Write-off of receivables		1,313,016		1,321,534
Spun-off Businesses		76,994		—
At December 31	Ps.	(1,678,503)	Ps.	(1,774,151)

The maximum exposure to credit risk of the trade accounts receivable as of December 31, 2024 and 2023, was the carrying amount of each class of receivables (see Note 4).